Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0001166663
Registrant Name	TSAKOS ENERGY NAVIGATION LTD
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES